Share capital (Details 1) - Veraxa Biotech A G [Member] - shares	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Capital band (Article 3b)	4,115,039	4,683,918
Conditional share capital (Article 3a)	7,000,000	7,000,000